Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Stock-based awards and options are issued at the discretion of the Board. Periodically, the Board determines a pool of stock-based awards to be granted and management makes recommendations to the Board to determine how many are granted to executive officers and others in the Company, and the directors make a final approval of the grants. Historically, the Board has generally approved and granted long-term incentive awards to NEOs and other designated employees immediately after the Company’s annual meeting of shareholders. While we maintain no official or unofficial policy for timing the granting of stock options or other equity-based awards in advance of the release of material nonpublic information, our practice has been to grant long-term incentive awards on the date of the Board meeting immediately following the Annual Shareholders Meeting. No material nonpublic information was taken into account in determining the number of options or other equity-based awards granted or the exercise price for stock options, nor did the Board “time” the release of any material information to affect the value of those awards.
Award Timing Method	Historically, the Board has generally approved and granted long-term incentive awards to NEOs and other designated employees immediately after the Company’s annual meeting of shareholders. While we maintain no official or unofficial policy for timing the granting of stock options or other equity-based awards in advance of the release of material nonpublic information, our practice has been to grant long-term incentive awards on the date of the Board meeting immediately following the Annual Shareholders Meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	While we maintain no official or unofficial policy for timing the granting of stock options or other equity-based awards in advance of the release of material nonpublic information, our practice has been to grant long-term incentive awards on the date of the Board meeting immediately following the Annual Shareholders Meeting. No material nonpublic information was taken into account in determining the number of options or other equity-based awards granted or the exercise price for stock options, nor did the Board “time” the release of any material information to affect the value of those awards.
MNPI Disclosure Timed for Compensation Value	false